Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Current income tax expense (Canada)	$ 5,970	$ 7,000
Current income tax expense (Peru)	24,523	0
Current Mining Taxes (Canada)	4,744	1,309
Current Mining Taxes (Peru)	14,706	8,971
Current tax expense (income) and adjustments for current tax of prior periods	49,943	17,280
Income taxes (recoveries) - origination, revaluation and/or reversal of temporary differences (Canada)	2,636	(24,013)
Income taxes (recoveries) - origination, revaluation and/or reversal of temporary differences (Peru)	30,721	39,350
Income taxes (recoveries) - origination, revaluation and/or reversal of temporary differences (United States)	(46,908)	5,617
Deferred Canadian mining tax expense (income) relating to origination and reversal of temporary differences	467	3,739
Deferred Peruvian mining tax expense (income) relating to origination and reversal of temporary differences	(613)	(1,441)
Adjustments in respect of prior years	(1,417)	266
Deferred tax expense (income)	(15,114)	23,518
Tax expense (recovery)	$ 34,829	$ 40,798